Subsequent Events (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Loan	$ 127,561	$ 93,165	$ (17,521)	$ (327,828)
Common stock par value	$ 0.001		$ 0.001	$ 0.001
Smart Receipt [Member]
Payment for closing of purchase agreement	2,212,000
Loan	1,500,000
Issuance of shares	504,884
SPA [Member]
Securities Purchase Agreement shares	6,000,000
Per unit price	$ 1.00
Gross proceeds	6,000,000
Warrant exercise price	$ 1.20
Commissions paid	345,835
Commissions paids in warrants	345,835
SPA shares sold	5,413,000
Gross proceeds received to date	$ 5,413,000